Financial Information of the Parent Company (Details) - Schedule of Statements of Comprehensive Operations - Jianzhi Education Technology Group Company Limited [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ 5,677,577	$ 823,170	¥ 3,515,595	¥ 9,917,104
Share of income (loss) of subsidiaries, VIEs and VIEs’ subsidiaries	(204,839,384)	(29,698,918)	51,773,864	92,241,003
Net income (loss)	(199,161,807)	(28,875,745)	48,258,269	82,323,899
Net income attributable to ordinary shareholders	(199,161,807)	(28,875,745)	48,258,269	82,323,899
Other comprehensive income (loss)
Foreign currency translation adjustments	2,120,397	307,429	211,494	(35,391)
Total other comprehensive income (loss)	2,120,397	307,429	211,494	(35,391)
Comprehensive income (loss)	¥ (197,041,410)	$ (28,568,316)	¥ 48,469,763	¥ 82,288,508